rkline@ goodwinprocter.com
Richard A. Kline 650.752.3139 rkline@ goodwinprocter.com	Goodwin Procter LLP Counselors at Law 135 Commonwealth Drive Menlo Park, CA 94025-1105 T: 650.752.3100 F: 650.853.1038

August 21, 2015

CONFIDENTIAL SUBMISSION
Draft Registration Statement
U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re:	Atlassian Corporation Plc
Confidential Submission of Draft Registration Statement on Form F-l

Ladies and Gentlemen:

On behalf of Atlassian Corporation Plc, a company incorporated in the United Kingdom (the “Company”),  and in connection with the confidential submission of its draft registration statement on Form F‑l (the “Registration Statement”) on the date hereof, we hereby confidentially submit the draft Registration Statement pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

Pursuant to Title I, Section 101 of the JOBS Act, the Company is an “emerging growth company” that had total annual gross revenues of less than $1.0 billion during its fiscal year ended June 30,  2015. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show,” as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.

Please direct all notices and communications with respect to this confidential submission to each of the following:

Tom Kennedy, Chief Legal Officer
Atlassian Corporation Plc c/o Atlassian, Inc.
1098 Harrison Street
San Francisco, California 94103
Telephone: (415) 701-1110

with a copy to:	Richard A. Kline, Esq.
Goodwin Procter LLP
135 Commonwealth Drive
Menlo Park, CA 94025
Telephone: (650) 752-3139
Facsimile: (650) 471-6060

Please contact the undersigned at (650) 752-3139 or rkline@goodwinprocter.com if you have any questions regarding the foregoing.

Very truly yours,

/s/ Richard A. Kline
Richard A. Kline
of Goodwin Procter LLP

cc:	Michael Cannon-Brookes, Co-Chief Executive Officer, Atlassian Corporation Plc Scott Farquhar, Co-Chief Executive Officer, Atlassian Corporation Plc
Erik Bardman, Chief Financial Officer, Atlassian Corporation Plc
Tom Kennedy, Chief Legal Officer, Atlassian Corporation Plc
Anthony J. McCusker, Goodwin Procter LLP